Leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Lease Disclosure [Abstract]
Short-term leases and leases of low-value assets	$ 22	$ 47	$ 90	$ 163